Employee Benefit Plans - Stock option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Stock Options Activity
Weighted-Average Exercise Price at the beginning of year	$ 52.88
Weighted-Average Exercise Price, exercised	36.28
Weighted-Average Exercise Price at the end of year	54.11	$ 52.88
Weighted-Average Exercise Price, Vested	54.14
Weighted-Average Exercise Price, Exercisable	$ 54.33
Aggregate Intrinsic Value, outstanding at the beginning of the year	$ 214,000,000
Aggregate Intrinsic Value, exercised	39,000,000
Aggregate Intrinsic Value, outstanding at the end of the year	206,000,000	$ 214,000,000
Aggregate Intrinsic Value, vested	205,000,000
Aggregate Intrinsic Value, exercisable	$ 194,000,000
Stock option, Outstanding at the beginning of year	19,379,677
Stock option, exercised	(1,339,480)
Stock option, forfeited	0
Stock option, expired or cancelled	0
Stock options, Outstanding at the end of year	18,040,197	19,379,677
Stock option, Vested	17,922,026
Stock option, Exercisable at End of Year	17,172,815
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, exercised	$ 39,000,000
Employee Stock Option [Member] | 2014 Omnibus Stock And Performance Incentive Plan Of ConocoPhillips [Member]
Summary of Stock Options Activity
Weighted-Average Grant-Date Fair Value, granted			$ 9.18
Aggregate Intrinsic Value, exercised		$ 94,000,000	$ 4,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining contractual term of outstanding options	4 years 5 months 4 days
Weighted-average remaining contractual term of vested options	4 years 4 months 28 days
Weighted-average remaining contractual term exercisable	4 years 3 months 14 days
Weighted-Average Grant-Date Fair Value, granted			$ 9.18
Aggregate Intrinsic Value, exercised		$ 94,000,000	$ 4,000,000
Cash received from exercise of stock options	$ 49,000,000
Tax benefit from exercise of options	13,000,000
Unrecognized compensation cost from stock options	$ 0